Goodwill (Details) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended					12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 Zhengrenqiang and DuBooker [Member] CNY	Dec. 31, 2013 Zhengrenqiang and DuBooker [Member] CNY	Dec. 31, 2014 Xingxue and Chuangzhi [Member] CNY	Dec. 31, 2013 Xingxue and Chuangzhi [Member] CNY	Dec. 23, 2014 Xingxue and Chuangzhi [Member] CNY	Dec. 31, 2014 Another Company Acquisitions [Member] CNY	Dec. 31, 2013 Another Company Acquisitions [Member] CNY
Goodwill
Balance at beginning of the year	1,577	1,604		$ 48,413					100,382
Acquisition					195,893		100,382			2,527
Foreign exchange	3	(27)
Balance at end of the year	300,382	1,577	1,604	48,413	195,893				100,382
Percentage of equity interests acquired					100.00%		100.00%		100.00%
Goodwill impairment losses	0	0	0